SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON RECURRING BASIS (Details) - Cayson Acquisition Corp [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Cash and investments held in trust account	$ 62,676,305	$ 60,752,079
Investment held in trust account	62,676,305	60,752,079
Fair Value, Inputs, Level 1 [Member]
Restructuring Cost and Reserve [Line Items]
Cash and investments held in trust account	62,676,305	60,752,079
Investment held in trust account		60,752,079
Fair Value, Inputs, Level 2 [Member]
Restructuring Cost and Reserve [Line Items]
Cash and investments held in trust account
Investment held in trust account
Fair Value, Inputs, Level 3 [Member]
Restructuring Cost and Reserve [Line Items]
Cash and investments held in trust account
Investment held in trust account